Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table presents the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2015	2016	2017
Net loss	$(27,260)	$(74,774)	$(91,205)
Deemed dividend on the conversion of Series G redeemable convertible preferred stock	—	—	12,810
Net loss attributable to common stockholders	$(27,260)	$(74,774)	$(104,015)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	4,121,852	5,609,187	11,405,356
Net loss per share attributable to common stockholders, basic and diluted	$(6.61)	$(13.33)	$(9.12)

Schedule of Securities Excluded from Computation of Diluted Net Loss Per Share
The following securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because their inclusion would reduce the net loss per share.

	Year Ended December 31,
	2015	2016	2017
Options to purchase common stock	8,351,589	9,587,572	9,313,633
Unvested early exercised common shares	474,148	329,957	146,468
Unvested restricted stock units	1,069,524	1,898,621	4,216,001
Shares estimated under ESPP	—	—	220,721
Warrants to purchase common stock	233,023	233,023	83,237
Redeemable convertible preferred stock	24,620,991	24,788,362	—
Warrants to purchase redeemable convertible preferred stock	292,862	292,862	—